FORMIDABLE FORTRESS ETF
Schedule of Investments
June 30, 2025 (unaudited)

		Shares	Value
99.00%	COMMON STOCKS
7.81%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	4,408	$781,935
	Meta Platforms, Inc.	1,213	895,303
			1,677,238

4.93%	CONSUMER DISCRETIONARY
	Gentex Corp.	17,127	376,623
	Pulte Group, Inc.	6,455	680,744
			1,057,367

2.72%	CONSUMER STAPLES
	Monster Beverage Corp.(A)	9,315	583,492

5.42%	ENERGY
	Coterra Energy, Inc.	20,469	519,503
	Texas Pacific Land Corp.	609	643,342
			1,162,845

15.17%	FINANCIALS
	Erie Indemnity Co.	1,434	497,297
	Interactive Brokers Group, Inc.	13,284	736,066
	Jack Henry & Associates, Inc.	3,589	646,630
	MarketAxess Holdings, Inc.	2,963	661,756
	S&P 500 Global, Inc.	1,355	714,478
			3,256,227

13.71%	HEALTH CARE
	Chemed Corp.	1,329	647,130
	Johnson & Johnson	3,945	602,599
	Regeneron Pharmaceuticals, Inc.	1,077	565,425
	United Therapeutics Corp.(A)	2,060	591,941
	Vertex Pharmaceuticals(A)	1,206	536,911
			2,944,006

FORMIDABLE FORTRESS ETF
Schedule of Investments
June 30, 2025 (unaudited)

		Shares	Value
13.89%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,669	$514,720
	EMCOR Group, Inc.	967	517,239
	Fastenal Co.	16,918	710,556
	Graco, Inc.	7,279	625,776
	Snap-on, Inc.	1,972	613,647
			2,981,938

26.51%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	1,656	640,673
	Amdocs Ltd.	7,568	690,504
	Cognizant Tech Solutions	6,568	512,501
	F5, Inc.(A)	1,992	586,285
	Intuit, Inc.	929	731,708
	Microsoft Corp.	1,806	898,322
	Nvidia Corp.	6,249	987,280
	Synopsys, Inc.(A)	1,257	644,439
			5,691,712

3.02%	MATERIALS
	Reliance, Inc.	2,063	647,576

5.82%	REAL ESTATE
	Gaming and Leisure Properties, Inc.	13,336	622,525
	Public Storage	2,136	626,745
			1,249,270

99.00%	TOTAL COMMON STOCKS		21,251,671

FORMIDABLE FORTRESS ETF
Schedule of Investments
June 30, 2025 (unaudited)

		Shares	Value
0.00%	WARRANTS
	Abiomed, Inc.	1,065	0

0.20%	OPTIONS PURCHASED

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.20%	PUT
	SPDR S&P 500 ETF Trust	200	12,357,000	575	07/18/2025	$13,400.00
	SPDR S&P 500 ETF Trust	75	4,633,875	585	07/18/2025	8,025
	SPDR S&P 500 ETF Trust	100	6,178,500	590	07/25/2025	22,000
						43,425

0.20%	TOTAL OPTIONS PURCHASED					$43,425

99.20%	TOTAL INVESTMENTS					21,295,096

0.80%	Other assets, net of liabilities					172,294
100.00%	NET ASSETS					$21,467,390

(A) Non-income producing

FORMIDABLE FORTRESS ETF
Schedule of Options Written
June 30, 2025 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.20%)	OPTIONS WRITTEN
(0.10%)	CALL
	Coterra Energy, Inc.	60	(152,280)	30	07/18/2025	$(300)
	Cognizant Tech Solutions	15	(117,045)	87.5	07/18/2025	(113)
	Fastenal Co.	40	(168,000)	47.5	07/18/2025	(240)
	Alphabet, Inc. Class C	12	(212,868)	200	07/25/2025	(1,008)
	Interactive Brokers Group, Inc.	40	(221,640)	60	07/18/2025	(2,800)
	Meta Platforms, Inc.	4	(295,236)	740	07/18/2025	(6,800)
	MarketAxess Holdings, Inc.	10	(223,340)	240	07/18/2025	(2,350)
	Microsoft Corp.	5	(248,705)	545	08/01/2025	(795)
	Nvidia Corp.	15	(236,985)	160	07/11/2025	(4,080)
	Pulte Group, Inc.	15	(158,190)	108	07/03/2025	(405)
	Snap-on, Inc.	5	(155,590)	350	07/18/2025	(562)
	Synopsys, Inc.	3	(153,804)	560	07/18/2025	(450)
	S&P 500 Global, Inc.	4	(210,916)	550	07/25/2025	(940)
	Vertex Pharmaceuticals	5	(222,600)	510	07/18/2025	(250)
						(21,093)

(0.10%)	PUT
	SPDR S&P 500 ETF Trust	150	(9,267,750)	560	07/18/2025	(6,150)
	SPDR S&P 500 ETF Trust	75	(4,633,875)	570	07/18/2025	(4,200)
	SPDR S&P 500 ETF Trust	100	(6,178,500)	575	07/25/2025	(11,500)
						(21,850)

(0.20%)	TOTAL OPTIONS WRITTEN					(42,943)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of June 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$21,251,671	$—	$—	$21,251,671
OPTIONS PURCHASED	—	43,425	—	43,425
TOTAL INVESTMENTS	$21,251,671	$43,425	$—	$21,295,096
OPTIONS WRITTEN	—	(42,943)	—	(42,943)
TOTAL SHORT INVESTMENTS	$—	$(42,943)	$—	$(42,943)

The cost of investments for Federal income tax purposes has been estimated a/o June 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,666,110, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,457,757
Gross unrealized depreciation	(871,714)
Net unrealized appreciation	$2,586,043